As filed with the Securities and Exchange Commission on November 8, 2011

Registration No. 333-176648

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

TRUST FOR PROFESSIONAL MANAGERS

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street

Milwaukee, Wisconsin  53202

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 287-3338

Rachel A. Spearo, Esq.

U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin  53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

(414) 273-3500

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Trust for Professional Managers (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-14 (File No. 333-176648) filed with the Securities and Exchange Commission on September 2, 2011.  The purpose of this Post-Effective Amendment No. 1 is to file:  (i) the Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant; and (ii) the Opinion of Godfrey & Kahn, S.C. regarding certain tax matters as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.

Exhibits

Exhibit No.	Exhibit
(1)(a)

Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(1)(b)

Amended and Restated Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(2)

Amended and Restated Bylaws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and are incorporated by reference.

(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization was previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on September 2, 2011, and is incorporated by reference.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.
(6)(a)

Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(6)(b)

Amended and Restated Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(7)(a)

Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(7)(b)

First Amendment to Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(8)	Not Applicable.
(9)(a)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

Exhibit No.	Exhibit
(9)(b)

First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(10)(a)	Rule 12b-1 Plan – Not Applicable.
(10)(b)	Multiple Class (Rule 18f-3) Plan – Not Applicable.
(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant – Filed herewith.
(12)	Opinion of Godfrey & Kahn, S.C. regarding certain tax matters – Filed herewith.
(13)(a)

Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(b)

First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(13)(c)

Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(d)

First Amendment to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(13)(e)

Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A with the SEC on August 14, 2008, and is incorporated by reference.

(13)(f)

First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

(14)	Consent of Cohen Fund Audit Services, Ltd. was previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on September 2, 2011, and is incorporated by reference.
(15)	Not Applicable.
(16)	Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 217 to its Registration Statement on Form N-1A with the SEC on March 11, 2011, and is incorporated by reference.
(17)(a)

Prospectus of the Nakoma Absolute Return Fund dated September 23, 2011 was previously filed with Nakoma Mutual Fund’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on September 23, 2011, and is incorporated by reference.

(17)(b)

Statement of Additional Information of the Nakoma Absolute Return Fund dated September 23, 2011 was previously filed with Nakoma Mutual Fund’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on September 23, 2011, and is incorporated by reference.

(17)(c)

Nakoma Absolute Return Fund’s Annual Report to Shareholders for the Fiscal Year Ended May 31, 2011 was previously filed on Nakoma Mutual Fund’s Form N-CSR with the SEC on August 5, 2011, and is incorporated by reference.

(17)(d)

Prospectus of the Schooner Global Absolute Return Fund dated June 3, 2011 was previously filed with Trust for Professional Manager’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

Exhibit No.	Exhibit
(17)(e)

Statement of Additional Information of the Schooner Global Absolute Return Fund dated June 3, 2011 was previously filed with Trust for Professional Manager’s Post-Effective Amendment No. 241 to its Registration Statement on Form N-1A with the SEC on June 3, 2011, and is incorporated by reference.

Item 17.

Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the legality of the securities being registered required by Item 16(11) of Form N-14 and the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 8th day of November, 2011.

TRUST FOR PROFESSIONAL MANAGERS
(Registrant)

By:

/s/ John P. Buckel

John P. Buckel

Vice President, Treasurer and Principal Accounting
Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 8, 2011 by the following persons in the capacities indicated:

Name	Title

/s/ Joseph C. Neuberger*	Chairperson, President and Trustee
Joseph C. Neuberger

/s/ Dr. Michael D. Akers*	Independent Trustee
Dr. Michael D. Akers

s/ Gary A. Drska*	Independent Trustee
Gary A. Drska

/s/ Jonas B. Siegel*	Independent Trustee
Jonas B. Siegel

*By   /s/ John P. Buckel

John P. Buckel

*Attorney-in-Fact pursuant to Power of Attorney

previously filed with Registrant’s Post-Effective

Amendment No. 217 to its Registration Statement

on Form N-1A with the SEC on March 11, 2011,

and is incorporated by reference.

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